CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013		$ 72	$ 114,276	$ 541		$ 13,775	$ 128,664
Balance, shares at Dec. 31, 2013		27,281,000
Issuance of shares in connection with employee share-based plans		$ 1	2,585				$ 2,586
Issuance of shares in connection with employee share-based plans, shares		474,000					473,616
Issuance of shares upon exercise of options	[1]
Issuance of shares upon exercise of options, shares		22,000
Stock based compensation			2,124				2,124
Share repurchase					(6,726)		(6,726)
Share repurchase, shares		(640,000)
Other comprehensive income				(1,718)			(1,718)
Net income for the year						18,652	18,652
Balance at Dec. 31, 2014		$ 73	118,985	(1,177)	(6,726)	32,427	$ 143,582
Balance, shares at Dec. 31, 2014		27,137,000					27,137,051
Issuance of shares in connection with employee share-based plans		$ 1	2,318				$ 2,319
Issuance of shares in connection with employee share-based plans, shares		288,000					287,928
Issuance of shares upon exercise of options	[1]
Issuance of shares upon exercise of options, shares		33,000
Stock based compensation			2,674				2,674
Share repurchase		$ (1)			(4,302)		(4,303)
Share repurchase, shares		(364,000)
Other comprehensive income				1,063			1,063
Net income for the year						15,725	15,725
Balance at Dec. 31, 2015		$ 73	123,977	(114)	(11,028)	48,152	$ 161,060
Balance, shares at Dec. 31, 2015		27,094,000					27,093,937
Issuance of shares in connection with employee share-based plans		$ 1	2,150				$ 2,151
Issuance of shares in connection with employee share-based plans, shares		268,000					268,022
Issuance of shares upon exercise of options	[1]
Issuance of shares upon exercise of options, shares		70,000
Stock based compensation			2,735				2,735
Share repurchase					(937)		(937)
Share repurchase, shares		(81,000)
Cumulative effect to stock based compensation from adoption of a new accounting standard (Note 2P)			131			(131)
Other comprehensive income				64			64
Net income for the year						9,644	9,644
Balance at Dec. 31, 2016		$ 74	$ 128,993	$ (50)	$ (11,965)	$ 57,665	$ 174,717
Balance, shares at Dec. 31, 2016		27,351,000					27,351,431

[1]	Less than $1